Provisions for employees' benefits - Movement in profit and loss and in other comprehensive income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss
Interest expense	$ 679,098	$ 661,187	$ 622,163
Current service cost	147,480	132,352	118,035
Past service cost	114,162	129,328	631,761
Remeasurements	0	(211)	0
Benefits plan costs recognized in profit or loss	940,740	922,656	1,371,959
Other comprehensive income
Recognized in other comprehensive income	(1,254,514)	2,456,667	137,459
Deferred tax	586,260	(679,510)	(41,238)
Other comprehensive income, net of taxes	(668,254)	1,777,157	96,221
Pension and pension bonds
Other comprehensive income
Recognized in other comprehensive income	156,755	1,401,578	226,597
Health care
Other comprehensive income
Recognized in other comprehensive income	(1,429,423)	991,050	(33,324)
Other
Other comprehensive income
Recognized in other comprehensive income	$ 18,154	$ 64,039	$ (55,814)